Estimated Fair Values of Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial assets:
Investment securities	$ 90,747	$ 95,619
Loans held for sale	1,132	0
Mortgage servicing rights	526	540
Level I
Financial assets:
Investment securities	8,219	12,503
Mortgage servicing rights	0
Level II
Financial assets:
Investment securities	82,528	83,116
Mortgage servicing rights	0
Level III
Financial assets:
Investment securities	0	0
Net loans	490,556
Mortgage servicing rights	526
Carrying Value
Financial assets:
Cash and cash equivalents	8,720	9,923
Investment securities	90,747	95,619
Fixed annuity	1,628	1,581
Loans held for sale	1,132
Net loans	465,610	438,938
Accrued interest receivable	1,841	1,805
Regulatory stock	2,157	2,180
Bank-owned life insurance	10,427	10,060
Mortgage servicing rights	526	540
Financial liabilities:
Deposits	500,585	484,284
Short-term borrowings	17,813	20,686
Other borrowed funds	20,597	17,618
Accrued interest payable	500	542
Fair Value
Financial assets:
Cash and cash equivalents	8,720	9,923
Investment securities	90,747	95,619
Fixed annuity	1,628	1,581
Loans held for sale	1,132
Net loans	490,556	460,705
Accrued interest receivable	1,841	1,805
Regulatory stock	2,157	2,180
Bank-owned life insurance	10,427	10,606
Mortgage servicing rights	526	540
Financial liabilities:
Deposits	502,890	486,913
Short-term borrowings	17,813	20,685
Other borrowed funds	21,938	19,171
Accrued interest payable	500	542
Fair Value | Level I
Financial assets:
Cash and cash equivalents	8,720
Investment securities	8,219
Fixed annuity	1,628
Loans held for sale	1,132
Net loans	0
Accrued interest receivable	1,841
Regulatory stock	2,157
Bank-owned life insurance	10,427
Mortgage servicing rights	0
Financial liabilities:
Deposits	224,023
Short-term borrowings	0
Other borrowed funds	0
Accrued interest payable	500
Fair Value | Level II
Financial assets:
Cash and cash equivalents	0
Investment securities	0
Fixed annuity	0
Loans held for sale	0
Net loans	490,556
Accrued interest receivable	0
Regulatory stock	0
Bank-owned life insurance	0
Mortgage servicing rights	526
Financial liabilities:
Deposits	278,867
Short-term borrowings	0
Other borrowed funds	0
Accrued interest payable	0
Fair Value | Level III
Financial assets:
Cash and cash equivalents	0
Investment securities	82,528
Fixed annuity	0
Loans held for sale	0
Net loans	0
Accrued interest receivable	0
Regulatory stock	0
Bank-owned life insurance	0
Mortgage servicing rights	0
Financial liabilities:
Deposits	0
Short-term borrowings	17,813
Other borrowed funds	21,938
Accrued interest payable	$ 0